Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Changes in Operating Assets and Liabilities
(a)	Changes in operating assets and liabilities for the years ended December 31, 2023, 2024 and 2025 were as follows:

(in millions of Won)	2023		2024	2025
Trade accounts and notes receivable	￦	(982,726)	1,353,908	(649,384)
Other receivables		32,827	(192,707)	(333,826)
Inventories		1,312,800	914,744	487,345
Other current assets		265,296	(124,125)	148,797
Other non-current assets		(214,331)	(11,645)	189,609
Trade accounts and notes payable		(118,796)	(376,277)	(916,576)
Other payables		(301,561)	56,936	181,355
Other current liabilities		15,213	(1,020,242)	389,040
Provisions		(318,955)	(213,235)	(69,218)
Usable and profitable donation assets		—	101,557	—
Payments of severance benefits		(263,548)	(336,189)	(382,620)
Plan assets		(45,535)	27,413	143,152
Other non-current liabilities		(468,213)	81,703	36,119

	￦	(1,087,529)	261,841	(776,207)

Changes in Liabilities Arising from Financial Activities
(b)	Changes in liabilities arising from financing activities for the years ended December 31, 2024 and 2025 were as follows:

1)	For the year ended December 31, 2024

(in millions of Won)	Liabilities					Derivatives that hedge borrowings
	Short-term borrowings		Long-term borrowings	Dividend payable	Lease liabilities
Beginning	￦	4,959,280	21,011,099	3,261	924,320	(129,991)
Changes from financing cash flows		(217,759)	(1,633,370)	(844,195)	(195,367)	181,397
Effect of changes in foreign exchange rates		991,570	1,102,079	991	(3,696)	—
Changes in fair values		—	(239,120)	—	—	(833,973)
Loss on bond redemption		—	7,063	—	—	—

Other changes:
Decrease in retained earnings		—	—	758,124	—	—
Decrease in non-controlling interest s		—	—	86,001	—	—
Interest expenses		—	16,525	—	48,625	—
Increase in right of use asset s		—	—	—	132,219	—

Ending	￦	5,733,091	20,264,276	4,182	906,101	(782,567)

2)	For the year ended December 31, 2025

(in millions of Won)	Liabilities					Derivatives that hedge borrowings
	Short-term borrowings		Long-term borrowings	Dividend payable	Lease liabilities
Beginning	￦	5,733,091	20,264,276	4,182	906,101	(782,567)
Changes from financing cash flows		2,158,541	235,005	(915,216)	(143,423)	242,154
Effect of changes in foreign exchange rates		(459,675)	549,426	14	(131,796)	—
Changes in fair values		—	1,310	—	—	(53,809)

Other changes:
Decrease in retained earnings		—	—	756,208	—	—
Decrease in non-controlling interest s		—	—	159,410	—	—
Interest expenses		—	10,026	—	63,416	—
Increase in right of use asset s		—	—	—	646,356	—

Ending	￦	7,431,957	21,060,043	4,598	1,340,654	(594,222)

Disclosure of material non cash transactions explanatory
(c)	Material non-cash transactions for the years ended December 31, 2023, 2024 and 2025 are as follows:

(in millions of Won)	2023		2024	2025
Transfer of construction-in-progress to property, plant and equipment and intangible assets	￦	3,782,059	7,193,949	4,816,462
Changes in accounts payable related to acquisition of property, plant and equipment and intangible assets		(113,447)	(181,188)	214,488
Retirement of treasury shares		—	431,107	374,546

	￦	3,668,612	7,443,868	5,405,496